Annual Total Returns [BarChart] - iShares J.P. Morgan EM High Yield Bond ETF - iShares J.P. Morgan EM High Yield Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2013	(5.47%)
Annual Return 2014	2.06%
Annual Return 2015	1.78%
Annual Return 2016	14.72%
Annual Return 2017	9.01%
Annual Return 2018	(5.10%)
Annual Return 2019	12.51%
Annual Return 2020	4.02%